Taxes	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES

NOTE 14 – TAXES

(a) Corporate Income Taxes

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company and subsidiaries in BVI are not subject to tax on income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at a rate of 16.5%, and foreign-derived income is exempted from income tax.

Singapore

Subsidiaries in Singapore are subject to Singapore corporate income tax at a rate of 17.0%, and foreign-derived income is exempted from income tax.

Mainland China

Under the Enterprise Income Tax (“EIT”) Law of mainland China, enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises (“HNTEs”). An enterprise qualified as HNTE and awarded with the “HNTE” certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company’s main operating subsidiary in mainland China, was recognized as qualified HNTEs since 2013. Its latest qualified periods are for 2022 to 2024 and it enjoys a preferential tax rate of 15%. JAJI (Shanghai), one of the Company’s operating subsidiaries in mainland China, was also recognized as qualified HNTEs since 2022. Its latest qualified periods are for 2022 to 2024 and it enjoys a preferential tax rate of 15%.

A qualified enterprise in encouraged industries registered in the Hainan Free Trade Port and engaged in substantive operations may enjoy a reduced EIT rate of 15%. CLPS Hainan, a Company’s subsidiary in mainland China, was recognized as a qualified enterprise engaged in encouraged industries registered in the Hainan Free Trade Port and engaged in substantive operations. It enjoys the reduced EIT rate of 15%.

(Loss) income before income taxes

	For the year ended June 30
	2025	2024	2023
Mainland China	516,640	2,878,314	4,350,067
Non- mainland China	(5,592,254)	(4,721,679)	(3,580,421)
	(5,075,614)	(1,843,365)	769,646

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the year ended June 30
	2025	2024	2023
Mainland China statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	(22.0)%	(56.5)%	115.5%
Effect of tax rate changes on deferred taxes	5.3%	(8.9)%	7.9%
Effect of mainland China preferential tax rate and tax relief	(1.7)%	(27.0)%	(28.5)%
Tax exempt income	1.4%	1.6%	(5.1)%
Research and development credits	28.2%	96.6%	(230.4)%
Business insurance	(2.5)%	(5.7)%	13.7%
Late payment interest	(5.0)%	(20.0)%	42.5%
Withholding tax	-%	(4.7)%	9.1%
Depreciation and amortization	-%	(2.2)%	7.5%
Investment gain/loss	-%	(2.3)%	43.2%
Statutory income/expense	(0.5)%	3.9%	(6.1)%
Intercompany transfers	(14.6)%	(10.9)%	(24.7)%
Change in valuation allowances	(30.0)%	3.6%	43.3%
Goodwill impairment	(1.3)%	-%	69.0%
Others	(0.9)%	(1.2)%	5.8%
Effective tax rate	(18.6)%	(8.7)%	87.7%

The provision (benefit) for income tax consists of the following:

	For the year ended June 30
	2025	2024	2023
Current income tax	463,191	878,404	410,317
Deferred income tax	484,338	(717,679)	264,027
Total provision for income tax expenses	947,529	160,725	674,344

As of June 30, 2025, the Company had net operating loss carry forwards of approximately $9,768,940 from the Company’s subsidiaries of mainland China, which will expire between 2025 and 2034 if not utilized.

As of June 30, 2025, the Company had net operating loss carry forwards of approximately $$2,663,682, $1,745,185, $330,253 and $61,362 from its operations in Singapore, Hong Kong, Japan and Philippines, respectively. The net operating losses in Singapore, and Hong Kong will be carried forward indefinitely while the net operating losses in Japan and Philippines will be carried forward for 10 years and 3-5 years, respectively.

The significant components of the deferred tax assets and liabilities are as follows:

	As of June 30,
	2025	2024
Deferred tax assets:
Net operating loss carry forwards	2,188,458	1,394,349
Accrued expenses	36,094	27,184
Lease liabilities	840,258	641,646
Share of investee’s loss	33,764	27,125
Unrealized gains and losses for internal related parties	145,804	1,521
Provision for credit losses	168,227	117,213
Others	7,259	-
Valuation allowances	(2,495,112)	(935,005)
Total deferred tax assets	924,752	1,274,033

Deferred tax liabilities:
ROU assets	758,483	576,986
Intangible assets	344,139	378,344
Total deferred tax liabilities	1,102,622	955,330

Net deferred tax assets	73,942	697,047
Net deferred tax liabilities	251,812	378,344

As of June 30, 2025 and 2024, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative losses position and/or are not forecasted to turn profits in the foreseeable future.

For the years ended June 30, 2025, 2024 and 2023, the Company accrued dividend distribution withholding tax for the remittance of earnings from subsidiaries in mainland China to offshore entities of nil, $147,982, and $70,016, respectively. As of June 30, 2025 and 2024, the Company intended to partially permanently reinvest the remaining undistributed earnings from subsidiaries of mainland China to fund future operations and thus nil and nil deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company’s subsidiaries established in mainland China. As of June 30, 2025 and 2024, the taxable temporary differences for unrecognized deferred tax liabilities related to investments in foreign subsidiaries were $45,026,813 and $35,439,209, respectively. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. Unrecognized tax benefits were presented in “other non-current liabilities” in the consolidated balance sheets. As of June 30, 2025, 2024 and 2023, the Company had unrecognized tax benefits of $3,880,945, $2,780,674 and $2,442,085, respectively, if ultimately recognized, will impact the effective tax rate. Note that of the forementioned amounts which will impact the effective tax rate, the Company has presented unrecognized tax benefits of $1,195,307, $21,209 and $21,256 on a net basis with deferred tax assets relating to tax losses carry forward of which a full valuation allowance would otherwise be recorded as of June 30, 2025, 2024 and 2023. The Company recorded interests of $264,789 and zero penalties related to potential underpaid income tax expenses for the year ended June 30, 2025 and interests of $368,123 and zero penalties for the year ended June 30, 2024, $313,305 interests and zero penalties for the year ended June 30, 2023, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	2025	2024	2023
Balance at July 1	2,780,674	2,442,085	3,095,554
Increase	1,072,205	518,179	934,563
Decrease	(15,103)	(172,682)	(1,386,797)
Foreign currency translation adjustment	43,169	(6,908)	(201,235)
Balance at June 30	3,880,945	2,780,674	2,442,085

As of June 30, 2025, the open tax years for mainland China ranges from calendar year 2020 to calendar year 2024.

(b) Tax Payables

The Company’s tax payables consist of the following:

	As of June 30,
	2025	2024

VAT payable	908,992	761,457
Corporate income tax payable	113,840	146,030
Withholding tax payable	390,640	326,183
Disability insurance fund payable	971,516	1,035,935
Other tax payables	78,718	82,010
Total tax payables	2,463,706	2,351,615